Property, plant and equipment, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost , Beginning	R$ 5,432	R$ 4,904
Additions	520	618
Disposals		(90)
Acquired from business combination	229
Cost , Ending	6,181	5,432
Accumulated depreciation , Beginning	(1,877)	(1,192)
Depreciation	(830)	(685)
Accumulated depreciation , Ending	(2,707)	(1,877)
Property and equipment, net	3,474	3,555
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost , Beginning	1,522	1,500
Additions	134	26
Disposals		(4)
Acquired from business combination
Cost , Ending	1,656	1,522
Accumulated depreciation , Beginning	(393)	(252)
Depreciation	(157)	(141)
Accumulated depreciation , Ending	(550)	(393)
Property and equipment, net	1,106	1,129
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Cost , Beginning	2,213	1,713
Additions	260	574
Disposals		(74)
Acquired from business combination	229
Cost , Ending	2,702	2,213
Accumulated depreciation , Beginning	(1,073)	(699)
Depreciation	(499)	(374)
Accumulated depreciation , Ending	(1,572)	(1,073)
Property and equipment, net	1,130	1,140
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Cost , Beginning	1,697	1,691
Additions	126	18
Disposals		(12)
Acquired from business combination
Cost , Ending	1,823	1,697
Accumulated depreciation , Beginning	(411)	(241)
Depreciation	(175)	(170)
Accumulated depreciation , Ending	(586)	(411)
Property and equipment, net	R$ 1,237	R$ 1,286